Consolidated Balance Sheets (Parenthetical) (EUR €)	Dec. 31, 2013	Dec. 31, 2012
Cumulative Preference Shares, nominal value	€ 0.09	€ 0.09
Cumulative Preference Shares, authorized (actual number of shares)	700,000,000	700,000,000
Cumulative Preference Shares, outstanding (actual number of shares)
Ordinary Shares, nominal value	€ 0.09	€ 0.09
Ordinary Shares, authorized (actual number of shares)	699,999,000	699,999,000
Ordinary Shares, outstanding (actual number of shares)	440,852,334	407,165,221
Common Class B [Member]
Ordinary Shares, nominal value	€ 0.01	€ 0.01
Ordinary Shares, authorized (actual number of shares)	9,000	9,000
Ordinary Shares, outstanding (actual number of shares)